Inventory	12 Months Ended
Dec. 31, 2011
Inventory
Inventory
5. Inventory         Inventory consists of the following:

	December 31,
	2011	2010
Parts and other consumables	$11,884	$3,592
Fuel	6,744	1,906

Total inventory	$18,628	$5,498